SOURCE CAPITAL, INC.

Portfolio of investments

September 30, 2020

(Unaudited)

COMMON STOCKS	Shares	Fair Value
INTERNET MEDIA — 10.2%
Alphabet, Inc. (Class A)(a)	5,295	$7,760,352
Alphabet, Inc. (Class C)(a)	4,577	6,726,359
Baidu, Inc. (ADR) (China)(a)	42,315	5,356,656
Facebook, Inc. (Class A)(a)	28,338	7,421,722
Naspers, Ltd. (N Shares) (South Africa)	29,948	5,292,303
Prosus NV (Netherlands)(a)	35,064	3,235,419
		$35,792,811
CABLE & SATELLITE — 5.2%
Charter Communications, Inc. (Class A)(a)	12,719	$7,940,980
Comcast Corp. (Class A)	225,137	10,414,838
		$18,355,818
SEMICONDUCTOR DEVICES — 5.2%
Analog Devices, Inc.	68,967	$8,051,208
Broadcom, Inc.	22,809	8,309,775
NXP Semiconductors NV (Netherlands)	15,755	1,966,381
		$18,327,364
CEMENT & AGGREGATES — 2.9%
HeidelbergCement AG (Germany)	44,258	$2,714,899
LafargeHolcim Ltd. (Switzerland)(a)	161,899	7,380,858
		$10,095,757
P&C INSURANCE — 2.2%
American International Group, Inc.	279,742	$7,701,297

ELECTRICAL COMPONENTS — 2.2%
TE Connectivity, Ltd. (Switzerland)	78,229	$7,646,103

DIVERSIFIED BANKS — 2.2%
Bank of America Corp.	109,744	$2,643,733
Citigroup, Inc.	113,890	4,909,798
		$7,553,531
INDUSTRIAL DISTRIBUTION & RENTAL — 2.1%
Howmet Aerospace, Inc.(a)	250,842	$4,194,078
LG Corp. (South Korea)	50,644	3,208,825
		$7,402,903
INVESTMENT COMPANIES — 2.0%
Groupe Bruxelles Lambert SA (Belgium)	78,012	$7,040,987

APPLICATION SOFTWARE — 1.7%
Epic Games, Inc.(a)(b)(c)(e)	4,347	$2,499,525
Nexon Co. Ltd. (Japan)	135,200	3,361,252
		$5,860,777
INFRASTRUCTURE SOFTWARE — 1.3%
Microsoft Corporation	22,226	$4,674,795

SOURCE CAPITAL, INC.

Portfolio of investments (Continued)

September 30, 2020

(Unaudited)

COMMON STOCKS - Continued	Shares	Fair Value
INTERNET BASED SERVICES — 1.3%
Booking Holdings, Inc.(a)	2,559	$4,377,630

INSURANCE BROKERS — 1.2%
Aon plc (Class A) (Britain)	20,801	$4,291,246

BASE METALS — 1.2%
Glencore plc (Switzerland)(a)	2,060,720	$4,280,004

BANKS — 1.2%
Wells Fargo & Co.	180,438	$4,242,097

MIDSTREAM - OIL & GAS — 1.1%
Kinder Morgan, Inc.	301,164	$3,713,352

RAILROAD ROLLING STOCK — 1.0%
Westinghouse Air Brake Technologies Corp.	58,823	$3,639,967

MEDICAL EQUIPMENT — 0.8%
Olympus Corp. (Japan)	134,715	$2,787,163

HOTELS, RESTAURANTS & LEISURE — 0.8%
Marriott International, Inc. (Class A)	29,466	$2,727,962

E-COMMERCE DISCRETIONARY — 0.8%
Alibaba Group Holding Ltd. (ADR) (China)(a)	9,277	$2,727,253

APPAREL, FOOTWEAR & ACCESSORY DESIGN — 0.7%
Cie Financiere Richemont SA (Switzerland)	34,843	$2,334,089

TELECOM CARRIERS — 0.6%
SoftBank Group Corp. (Japan)	35,700	$2,189,763

COMMERCIAL & RESIDENTIAL BUILDING EQUIPMENT & SYSTEMS — 0.6%
Samsung C&T Corp. (South Korea)	24,166	$2,169,671

REAL ESTATE OWNERS & DEVELOPERS — 0.4%
Swire Pacific Ltd. (Class A) (Hong Kong)	288,632	$1,385,425

INTEGRATED UTILITIES — 0.3%
PG&E Corp.(a)	114,773	$1,077,719

FOOD & DRUG STORES — 0.2%
Jardine Strategic Holdings, Ltd. (Hong Kong)	37,645	$745,747

SOURCE CAPITAL, INC.

Portfolio of investments (Continued)

September 30, 2020

(Unaudited)

COMMON STOCKS - Continued	Shares or Principal Amount	Fair Value
ENERGY — 0.2%
PHI Group, Inc.(a)(b)(c)(e)	26,711	$193,655
PHI Group, Inc., Restricted(a)(b)(c)(e)	57,741	418,622
		$612,277
OIL & GAS SERVICES & EQUIPMENT — 0.1%
McDermott International Ltd.(a)(b)(c)(e)	503,259	$503,259

TOTAL COMMON STOCKS — 49.7% (Cost $152,892,544)		$174,256,767

LIMITED PARTNERSHIPS — 1.7%
MSD Real Estate Credit Opportunities Fund(b)(c)(e)(h)	30,000	$712,024
Nebari Naturall Resources Credit Fund I LP(b)(c)(e)(h)	35,000	1,519,028
Silverpeak Credit Opportunities Onshore Fund LP(b)(c)(e)	34,745	3,213,590
Silverpeak Special Situations(b)(c)(e)(h)	20,000	400,000

TOTAL LIMITED PARTNERSHIPS (Cost $5,855,080)		$5,844,642

CLOSED END FUND — 0.9%
Altaba Escrow(b)(c)(e) (Cost $1,293,263)	142,220	$3,203,506

BONDS & DEBENTURES
COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.2%
AGENCY — 0.4%
Government National Mortgage Association 2014-148 A — 2.650% 11/16/2043	$165,903	$168,246
Government National Mortgage Association 2010-161 B — 3.000% 7/16/2040	25,402	25,483
Government National Mortgage Association 2019-39 A — 3.100% 5/16/2059	1,085,042	1,118,585
		$1,312,314
AGENCY STRIPPED — 0.9%
Government National Mortgage Association 2012-58 IO — 0.526% 2/16/2053(f)	$6,801,495	$73,686
Government National Mortgage Association 2012-79 IO — 0.538% 3/16/2053(f)	4,724,461	73,207
Government National Mortgage Association 2014-153 IO — 0.547% 4/16/2056(f)	5,482,446	180,633
Government National Mortgage Association 2012-109 IO — 0.583% 10/16/2053(f)	9,301,278	128,473
Government National Mortgage Association 2014-171 IO — 0.607% 11/16/2055(f)	12,835,076	310,208
Government National Mortgage Association 2015-86 IO — 0.620% 5/16/2052(f)	1,966,173	67,716
Government National Mortgage Association 2012-114 IO — 0.710% 1/16/2053(f)	10,875,388	248,769
Government National Mortgage Association 2015-19 IO — 0.718% 1/16/2057(f)	5,654,684	224,364
Government National Mortgage Association 2013-146 IO — 0.730% 11/16/2048(f)	13,016,769	313,484
Government National Mortgage Association 2014-187 IO — 0.739% 5/16/2056(f)	3,898,350	150,838
Government National Mortgage Association 2015-108 IO — 0.791% 10/16/2056(f)	5,596,493	235,965
Government National Mortgage Association 2015-114 IO — 0.795% 3/15/2057(f)	1,477,947	58,762
Government National Mortgage Association 2013-74 IO — 0.811% 12/16/2053(f)	14,798,270	465,701
Government National Mortgage Association 2015-169 IO — 0.893% 7/16/2057(f)	1,604,951	78,180
Government National Mortgage Association 2016-125 IO — 0.952% 12/16/2057(f)	2,816,525	159,523
Government National Mortgage Association 2016-106 IO — 1.000% 9/16/2058(f)	5,564,257	342,959

SOURCE CAPITAL, INC.

Portfolio of investments (Continued)

September 30, 2020

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
Government National Mortgage Association 2016-65 IO — 1.015% 1/16/2058(f)	$3,344,246	$194,093
		$3,306,561
NON-AGENCY — 1.9%
A10 Bridge Asset Financing LLC 2020-C A — 2.021% 8/15/2040(g)	$273,000	$273,007
Bear Stearns Commercial Mortgage Securities Trust 2005-PWR7 B — 5.214% 2/11/2041(f)	51,725	51,720
Citigroup Commercial Mortgage Trust 2013-GC11 A3 — 2.815% 4/10/2046	702,136	725,705
Citigroup Commercial Mortgage Trust 2012-GC8 A4 — 3.024% 9/10/2045	67,887	69,734
COMM Mortgage Trust 2014-FL5 B, 1M LIBOR + 2.150% — 1.548% 10/15/2031(f)(g)	16,070	15,171
COMM Mortgage Trust 2014-FL5 C, 1M LIBOR + 2.150% — 1.548% 10/15/2031(f)(g)	226,000	200,319
COMM Mortgage Trust 2013-LC6 A4 — 2.941% 1/10/2046	138,811	144,078
COMM Mortgage Trust 2012-CR2 A4 — 3.147% 8/15/2045	231,000	238,152
GS Mortgage Securities Corp. Trust 2012-ALOH A — 3.551% 4/10/2034(g)	287,000	288,010
JP Morgan Chase Commercial Mortgage Securities Trust C 2012-HSBC A — 3.093% 7/5/2032(g)	713,152	727,494
UBS Commercial Mortgage Trust 2012-C1 A3 — 3.400% 5/10/2045	686,837	704,069
VNDO E Mortgage Trust 2012-6AVE A — 2.996% 11/15/2030(g)	86,000	88,212
VNDO E Mortgage Trust 2012-6AVE B — 3.298% 11/15/2030(g)	1,164,000	1,198,418
Wells Fargo Commercial Mortgage Trust 2012-LC5 A3 — 2.918% 10/15/2045	525,805	542,750
WFRBS Commercial Mortgage Trust 2012-C8 A3 — 3.001% 8/15/2045	972,000	995,137
WFRBS Commercial Mortgage Trust 2013-C11 A5 — 3.071% 3/15/2045	195,000	202,533
		$6,464,509

TOTAL COMMERICAL MORTGAGE-BACKED SECURITIES (Cost $11,796,095)		$11,083,384

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 3.5%
AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 1.0%
Federal Home Loan Mortgage Corp. 4302 AE — 2.000% 11/15/2029	$170,570	$173,423
Federal Home Loan Mortgage Corp. 4162 P — 3.000% 2/15/2033	582,826	610,892
Federal Home Loan Mortgage Corp. 4664 TA — 3.000% 9/15/2037	24,246	24,269
Federal Home Loan Mortgage Corp. 4504 DN — 3.000% 10/15/2040	139,809	141,483
Federal Home Loan Mortgage Corp. 3862 MB — 3.500% 5/15/2026	264,481	276,498
Federal National Mortgage Association 4220 EH — 2.500% 6/15/2028	180,728	185,639
Federal National Mortgage Association 2011-61 B — 3.000% 7/25/2026	171,615	177,752
Federal National Mortgage Association 2017-30 G — 3.000% 7/25/2040	135,012	137,861
Federal National Mortgage Association 2013-93 PJ — 3.000% 7/25/2042	32,871	34,257
Federal National Mortgage Association 2017-16 JA — 3.000% 2/25/2043	273,005	276,181
Federal National Mortgage Association 2018-16 HA — 3.000% 7/25/2043	328,216	335,545
Federal National Mortgage Association 2011-98 VE — 3.500% 6/25/2026	139,045	139,318
Federal National Mortgage Association 2011-80 KB — 3.500% 8/25/2026	207,867	216,787
Federal National Mortgage Association 2017-45 KD — 3.500% 2/25/2044	188,654	191,797
Federal National Mortgage Association 2017-52 KC — 3.500% 4/25/2044	140,471	142,179
Federal National Mortgage Association 2017-59 DC — 3.500% 5/25/2044	270,910	274,792
Federal National Mortgage Association 2003-78 B — 5.000% 8/25/2023	84,193	87,769
		$3,426,442
AGENCY POOL FIXED RATE — 0.1%
Federal Home Loan Mortgage Corp. G13122 — 5.000% 4/1/2023	$67,194	$69,703

SOURCE CAPITAL, INC.

Portfolio of investments (Continued)

September 30, 2020

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
Federal Home Loan Mortgage Corp. G13145 — 5.500% 4/1/2023	$127,640	$132,282
Federal National Mortgage Association AE0286 — 5.000% 4/1/2025	81,917	85,133
Federal National Mortgage Association AL7725 — 5.000% 9/1/2025	89,028	92,819
		$379,937
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 2.4%
Bravo Residential Funding Trust 2019-1 A1C — 3.500% 3/25/2058(g)	$410,492	$421,827
CIM Trust 2017-7 A, VRN — 3.000% 4/25/2057(f)(g)	433,492	445,803
CIM Trust 2018-R3 A1, VRN — 5.000% 12/25/2057(f)(g)	728,728	770,141
Citigroup Mortgage Loan Trust, Inc. 2014-A A — 4.000% 1/25/2035(f)(g)	126,139	131,539
Finance of America HECM Buyout 2020-HB2 A, VRN — 1.710% 7/25/2030(f)(g)	557,112	558,139
Finance of America HECM Buyout 2020-HB1 M1, VRN — 2.105% 2/25/2030(f)(g)	162,000	163,031
Finance of America HECM Buyout 2019-AB1 A — 2.656% 12/27/2049(g)	394,512	394,358
Mill City Mortgage Loan Trust 2018-2 A1, VRN — 3.500% 5/25/2058(f)(g)	687,495	715,940
Nationstar HECM Loan Trust 2019-2A M1, VRN — 2.359% 11/26/2029(c)(f)(g)	125,000	124,723
Nomura Resecuritization Trust 2016-1R 3A1 — 5.000% 9/28/2036(f)(g)	64,509	65,700
Towd Point Mortgage Trust 2016-3 A1 — 2.250% 4/25/2056(f)(g)	213,998	216,121
Towd Point Mortgage Trust 2015-5 A1B, VRN — 2.750% 5/25/2055(f)(g)	65,658	66,013
Towd Point Mortgage Trust 2017-2 A1, VRN — 2.750% 4/25/2057(f)(g)	756,006	774,480
Towd Point Mortgage Trust 2018-1 A1, VRN — 3.000% 1/25/2058(f)(g)	565,929	587,280
Towd Point Mortgage Trust 2018-2 A1, VRN — 3.250% 3/25/2058(f)(g)	915,672	973,300
Towd Point Mortgage Trust 2018-5 A1A, VRN — 3.250% 7/25/2058(f)(g)	896,394	937,031
Towd Point Mortgage Trust 2018-6 A1A, VRN — 3.750% 3/25/2058(f)(g)	874,172	923,899
VCAT LLC 2020-NPL1 A1 — 3.671% 8/25/2050(g)	331,686	331,652
		$8,600,977

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $12,089,131)		$12,407,356

ASSET-BACKED SECURITIES — 12.4%
AUTO — 1.5%
American Credit Acceptance Receivables Trust 2020-3 C — 1.850% 6/15/2026(g)	$325,000	$326,687
CarMax Auto Owner Trust 2018-1 A4 — 2.640% 6/15/2023	218,000	224,280
Credit Acceptance Auto Loan Trust 2017-3A B — 3.210% 8/17/2026(g)	941,000	941,244
First Investors Auto Owner Trust 2017-1A C — 2.950% 4/17/2023(g)	213,502	214,799
Ford Credit Auto Lease Trust 2019-B B — 2.360% 1/15/2023	549,000	549,328
GM Financial Automobile Leasing Trust 2020-1 B — 1.840% 12/20/2023	209,000	211,053
Hyundai Auto Lease Securitization Trust 2020-A B — 2.120% 5/15/2024(g)	116,000	119,157
Nissan Auto Receivables Owner Trust 2019-A A3 — 2.900% 10/16/2023	96,000	98,273
Nissan Auto Receivables Owner Trust 2018-B A4 — 3.160% 12/16/2024	451,000	461,232
Prestige Auto Receivables Trust 2019-1A B — 2.530% 1/16/2024(g)	294,000	298,335
Santander Drive Auto Receivables Trust 2020-3 C — 1.120% 1/15/2026	337,000	336,805
Volkswagen Auto Lease Trust 2019-A A4 — 2.020% 8/20/2024	263,000	268,287
Westlake Automobile Receivables Trust 2020-1A C — 2.520% 4/15/2025(g)	1,196,000	1,224,871
World Omni Automobile Lease Securitization Trust 2019-B B — 2.130% 2/18/2025	203,000	200,179
		$5,474,530
COLLATERALIZED LOAN OBLIGATION — 6.3%
Adams Mill CLO Ltd. 2014-1A B2R — 3.350% 7/15/2026(g)	$250,000	$250,128

SOURCE CAPITAL, INC.

Portfolio of investments (Continued)

September 30, 2020

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
AGL CLO 6 Ltd. 2020-6A E, 3M USD LIBOR + 7.480%, FRN — 7.731% 7/20/2031(f)(g)	$250,000	$246,859
AGL CLO 7 Ltd. 2020-7A A1, 3M USD LIBOR + 1.800%, FRN — 2.050% 7/15/2031(f)(g)	637,000	638,460
AGL CLO 7 Ltd. 2020-7A E, 3M USD LIBOR + 7.480%, FRN — 7.730% 7/15/2031(f)(g)	685,000	664,247
B&M CLO Ltd. 2014-1A A2R, FRN, 3M USD LIBOR + 1.600% — 1.871% 4/16/2026(f)(g)	287,000	285,643
Black Diamond CLO Ltd. 2014-1A A1R, 3M USD LIBOR + 1.150% — 1.423% 10/17/2026(f)(g)	31,990	31,983
California Street CLO XII Ltd. 2013-12A B2R — 3.389% 10/15/2025(g)	427,000	427,245
Cerberus Corporate Credit Solutions Fund — 1.805% 10/15/2030(f)(g)	1,197,000	1,153,458
Cerberus Loan Funding XVIII LP 2017-1A A, 3M USD LIBOR + 1.750% — 2.025% 4/15/2027(f)(g)	603,320	602,119
Cerberus Loan Funding XXI LP 2017-4A A, FRN,3M USD LIBOR + 1.450% — 1.725% 10/15/2027(f)(g)	596,915	593,314
CIFC Funding Ltd. 2020-2A E, 3M USD LIBOR + 7.635%, FRN — 7.917% 8/24/2032(f)(g)	569,000	570,397
Elm Trust 2020-3A A2 — 2.954% 8/20/2029(g)	109,000	109,585
Elm Trust 2020-3A B — 4.481% 8/20/2029(g)	271,000	272,386
Elm Trust 2018-2A A2 — 4.605% 10/20/2027(g)	513,000	512,824
Fortress Credit Opportunities IX CLO Ltd. 2017-9A A1T, FRN,3M USD LIBOR + 1.550% — 1.830% 11/15/2029(f)(g)	1,027,000	1,020,331
Fortress Credit Opportunities IX CLO Ltd. 2017-9A E, FRN, 3M USD LIBOR + 7.250% — 7.530% 11/15/2029(f)(g)	328,000	277,450
Fortress Credit Opportunities VII CLO Ltd. 2016-7I E, 3M USD LIBOR + 7.490% — 7.740% 12/15/2028(f)	561,000	490,943
Golub Capital BDC CLO 4 LLC 2020-1A A1, 3M USD LIBOR + 2.350%, FRN — 2.554% 11/5/2032(f)(g)	629,000	628,985
Halcyon Loan Advisors Funding Ltd. 2015-1A AR, FRN, 3M USD LIBOR + 0.920% — 1.192% 4/20/2027(f)(g)	606,316	602,895
Halcyon Loan Advisors Funding Ltd. 2014-3A AR, 3M USD LIBOR + 1.100% — 1.358% 10/22/2025(f)(g)	96,062	95,800
Hercules Capital Funding Trust 2018-1A A — 4.605% 11/22/2027(g)	590,000	595,204
Hercules Capital Funding Trust 2019-1A A — 4.703% 2/20/2028(g)	910,000	918,132
Ivy Hill Middle Market Credit Fund IX Ltd. 9A CR, FRN — 2.622% 1/18/2030(f)(g)	630,000	594,537
Ivy Hill Middle Market Credit Fund VII Ltd. 7A AR, FRN, 3M USD LIBOR + 1.530% — 1.802% 10/20/2029(f)(g)	250,000	244,139
Ivy Hill Middle Market Credit Fund X Ltd. 10A A1AR, 3M USD LIBOR + 1.125% — 1.522% 7/18/2030(f)(g)	604,000	582,609
Nassau Ltd. 2017-IA A1AS, 3M USD LIBOR + 1.150%, FRN — 1.425% 10/15/2029(f)(g)	775,000	765,046
Octagon Investment Partners 48 Ltd. 2020-3A E, 3M USD LIBOR + 7.660%, FRN — 0.000% 10/20/2031(f)(g)	850,000	837,922
Saranac CLO III Ltd. 2014-3A ALR, FRN, 3M USD LIBOR + 1.60% — 1.906% 6/22/2030(f)(g)	624,562	621,913
Sound Point CLO XVII Ltd. 2017-3A A1A, 3M USD LIBOR + 1.220%, FRN — 1.492% 10/20/2030(f)(g)	413,000	406,474

SOURCE CAPITAL, INC.

Portfolio of investments (Continued)

September 30, 2020

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
Sound Point CLO XVII Ltd. 2017-3A A1B, 3M USD LIBOR + 1.220%, FRN — 1.492% 10/20/2030(f)(g)	$413,000	$406,474
Stratus CLO Ltd. 2020-2A D, 3M USD LIBOR + 3.650%, FRN — 3.918% 10/15/2028(f)(g)	370,000	370,210
Telos CLO Ltd. 2014-5A A1R, FRN, 3M USD LIBOR + 0.950% — 1.223% 4/17/2028(f)(g)	777,400	770,310
Telos CLO Ltd. 2013-3A BR, 3M USD LIBOR + 2.000% — 2.273% 7/17/2026(f)(g)	550,000	547,167
VCO CLO LLC 2018-1A A, FRN, 3M USD LIBOR + 1.50% — 1.772% 7/20/2030(f)(g)	603,813	594,661
Venture XXV CLO Ltd. 2016-25A AR, 3M USD LIBOR + 1.230%, FRN — 1.502% 4/20/2029(f)(g)	554,000	550,951
Voya CLO Ltd. 2020-2A E, 3M USD LIBOR + 7.850%, FRN — 8.035% 7/19/2031(f)(g)	768,000	761,153
West CLO Ltd. 2014-2A A1BR — 2.724% 1/16/2027(g)	70,703	70,728
Whitebox CLO II Ltd. 2020-2A A1, 3M USD LIBOR + 1.750%, FRN — 1.992% 10/24/2031(f)(g)	787,000	787,425
Woodmont Trust — 1.000% 10/18/2032(c)(f)(g)	758,000	758,000
Zais CLO 14 Ltd. 2020-14A A1A, 3M USD LIBOR + 1.400%, FRN — 2.380% 4/15/2032(f)(g)	1,098,000	1,091,630
Zais CLO 2 Ltd. 2014-2A A1BR — 2.920% 7/25/2026(g)	18,046	18,052
Zais CLO 7 LLC 2017-2A A, 3M USD LIBOR + 1.290%, FRN — 1.565% 4/15/2030(f)(g)	494,193	486,294
		$22,254,083
CREDIT CARD — 0.6%
American Express Credit Account Master Trust 2019-2 B — 2.860% 11/15/2024	$879,000	$903,774
Synchrony Card Funding LLC 2019-A2 A — 2.340% 6/15/2025	1,070,000	1,103,959
		$2,007,733
EQUIPMENT — 2.4%
ARI Fleet Lease Trust 2018-B A3 — 3.430% 8/16/2027(g)	$505,000	$522,573
Ascentium Equipment Receivables 2019-2A A3 — 2.190% 11/10/2026(g)	709,000	721,288
Avis Budget Rental Car Funding AESOP LLC 2019-1A A — 3.450% 3/20/2023(g)	238,000	243,544
Chesapeake Funding II LLC 2020-1A C — 2.140% 8/16/2032(g)	133,000	132,922
Chesapeake Funding II LLC 2017-4A C — 2.760% 11/15/2029(g)	222,000	221,861
Coinstar Funding LLC Series 2017-1A A2 — 5.216% 4/25/2047(g)	239,940	224,748
Dell Equipment Finance Trust 2019-2 B — 2.060% 10/22/2024(g)	356,000	356,681
Enterprise Fleet Financing LLC 2020-1 A2 — 1.780% 12/22/2025(g)	412,000	418,262
GreatAmerica Leasing Receivables Funding LLC Series 2020-1 A3 — 1.760% 8/15/2023(g)	303,000	305,690
HPEFS Equipment Trust 2020-1A C — 2.030% 2/20/2030(g)	526,000	531,101
HPEFS Equipment Trust 2019-1A B — 2.320% 9/20/2029(g)	103,000	102,368
John Deere Owner Trust 2019 A A4 — 3.000% 1/15/2026	236,000	246,979
John Deere Owner Trust 2018-B A4 — 3.230% 6/16/2025	620,000	642,877
Kubota Credit Owner Trust 2018-1A A4 — 3.210% 1/15/2025(g)	110,000	113,729
Navistar Financial Dealer Note Master Trust 2020-1 C, 1M USD LIBOR + 2.150%, FRN — 2.298% 7/25/2025(f)(g)	380,000	380,004
NextGear Floorplan Master Owner Trust 2019-2A A2 — 2.070% 10/15/2024(g)	474,000	469,062
NextGear Floorplan Master Owner Trust 2019-1A A2 — 3.210% 2/15/2024(g)	240,000	248,664
NextGear Floorplan Master Owner Trust 2018-2A A2 — 3.690% 10/15/2023(g)	322,000	330,252
Prop Series 2017-1A — 5.300% 3/15/2042(c)	542,772	428,790
Verizon Owner Trust 2019 A B — 3.020% 9/20/2023	296,000	304,965

SOURCE CAPITAL, INC.

Portfolio of investments (Continued)

September 30, 2020

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
Verizon Owner Trust 2019-C B — 2.060% 4/22/2024	$684,000	$695,995
Verizon Owner Trust 2019-B B — 2.400% 12/20/2023	701,000	720,623
		$8,362,978
OTHER — 1.6%
InSite Issuer LLC 2020-1A C — 4.213% 9/15/2050(g)	$100,000	$100,063
New Residential Mortgage LLC 2018-FNT1 A — 3.610% 5/25/2023(g)	466,828	466,948
New Residential Mortgage LLC 2018-FNT2 A — 3.790% 7/25/2054(g)	539,840	540,037
NRZ Advance Receivables Trust 2015-ON1 2020-T2 AT2 — 1.475% 9/15/2053(g)	750,000	749,869
NRZ Excess Spread-Collateralized Notes Series 2018-PLS1 A — 3.193% 1/25/2023(g)	214,047	214,042
NRZ Excess Spread-Collateralized Notes Series 2018-PLS2 A — 3.265% 2/25/2023(g)	247,658	247,665
Ocwen Master Advance Receivables Trust 2020-T1 AT1 — 1.278% 8/15/2052(g)	670,000	672,459
PFS Financing Corp. 2020-F A — 0.930% 8/15/2024(g)	154,000	154,275
PFS Financing Corp. 2020-F B — 1.420% 8/15/2024(g)	100,000	99,759
PFS Financing Corp. 2020-E B — 1.570% 10/15/2025(g)	384,000	382,597
PFS Financing Corp. 2019-A A2 — 2.860% 4/15/2024(g)	314,000	322,080
PFS Financing Corp. 2018-B B — 3.080% 2/15/2023(g)	191,000	192,351
PFS Financing Corp. 2018-D B — 3.450% 4/17/2023(g)	421,000	427,014
PFS Financing Corp. 2018-F B — 3.770% 10/15/2023(g)	126,000	129,106
SpringCastle America Funding LLC 2020-AA A — 1.970% 9/25/2037(g)	565,000	571,059
TVEST 2020A LLC 2020-A A — 4.500% 7/15/2032(g)	241,654	241,811
		$5,511,135

TOTAL ASSET-BACKED SECURITIES (Cost $43,696,225)		$43,610,459

CORPORATE BONDS & NOTES — 6.0%
COMMUNICATIONS — 0.0%
Uber Technologies, Inc. — 8.000% 11/1/2026(g)	$128,000	$136,320

CONSUMER, CYCLICAL — 1.9%
Air Canada 2020-1 Class C Pass Through Trust — 10.500% 7/15/2026(g)	$1,500,000	$1,526,647
Carnival Corp. — 11.500% 4/1/2023(g)	1,867,000	2,092,870
Continental Airlines 2000-1 Class B Pass Through Trust — 8.388% 5/1/2022	753	781
Royal Caribbean Cruises Ltd. — 11.500% 6/1/2025(g)	2,579,000	2,989,370
		$6,609,668
CONSUMER, NON-CYCLICAL — 0.3%
StoneMor Partners LP / Cornerstone Family Services of West Virginia Subsidiary PIK — 11.500% 6/30/2024(g)	$1,108,818	$1,094,958

ENERGY — 0.9%
Gulfport Energy Corp. — 6.000% 10/15/2024	$337,000	$208,940
Gulfport Energy Corp. — 6.375% 5/15/2025	162,000	98,820
Gulfport Energy Corp. — 6.375% 1/15/2026	169,000	103,090
Gulfport Energy Corp. — 6.625% 5/1/2023	171,000	106,020
Natural Resource Partners LP / NRP Finance Corp. — 9.125% 6/30/2025(g)	484,000	424,971
Par Petroleum LLC / Par Petroleum Finance Corp. — 12.875% 1/15/2026(g)	2,000,000	2,070,000
		$3,011,841
INDUSTRIAL — 2.9%
Tidewater, Inc. — 8.000% 8/1/2022	$10,513,041	$10,302,780

SOURCE CAPITAL, INC.

Portfolio of investments (Continued)

September 30, 2020

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
TOTAL CORPORATE BONDS & NOTES (Cost $19,522,656)		$21,155,567

CORPORATE BANK DEBT — 4.0%
ABG Intermediate Holding 2 LLC, 3M USD LIBOR + 3.500% — 4.500% 9/29/2024(b)(f)	$341,753	$334,063
ABG Intermediate Holding 2 LLC, 1M USD LIBOR + 5.250% — 6.250% 9/29/2024(b)(f)	216,000	213,840
BJ Services Inc., 3M USD LIBOR + 7.000% — 8.500% 1/3/2023(b)(c)(e)(f)	1,092,500	922,133
Cincinnati Bell, Inc., 1M USD LIBOR + 3.250% — 4.250% 10/2/2024(f)	53,954	53,896
Frontier Communications Corp., 1M USD LIBOR + 2.000% — 5.250% 3/15/2024(b)(f)(h)	66,881	(836)
General Nutrition Centers, Inc., 1M USD LIBOR + 9.000% — 10.000% 12/23/2020(b)(f)	891,000	868,725
JC Penney Corp., Inc., 3M USD LIBOR + 4.250% — 5.250% 6/23/2023(b)(f)	471,317	144,930
JC Penney Corp., Inc., 1M USD LIBOR + 11.750% — 5.250% 6/23/2023(b)(f)	184,115	233,826
Logix Holding Co. LLC, 1M USD LIBOR + 5.750% — 6.750% 12/22/2024(b)(f)	290,008	266,807
MB2LTL, 3M USD LIBOR + 9.250% — 10.250% 11/30/2023(b)(c)(f)	184,000	182,793
McDermott International, Inc., 1M USD LIBOR + 0.000% — 6.335% 5/10/2023(b)(f)(h)	420,000	(138,600)
McDermott Super Senior Exit LC 6/30/2024(b)(c)(e)(h)	7,117,000	(569,360)
McDermott Technology Americas, Inc., 1M USD LIBOR 6/30/2024(b)(f)	141,919	122,050
McDermott Technology Americas, Inc., 1M USD LIBOR + 1.000% — 1.150% 6/30/2025(b)(f)	1,138,142	887,751
Mediaco Holding, Inc. Class A, 6.400% — 8.400% 11/25/2024(b)(c)(e)	3,699,483	3,301,918
OTGTL, 3M USD LIBOR + 9.000% — 10.000% 8/23/2021(b)(c)(f)	675,307	604,238
PHI, Inc., 6M USD LIBOR + 7.000% — 8.000% 9/4/2024(b)(f)	1,176,474	1,164,709
Polyconcept North America Holdings, Inc., 3M USD LIBOR + 4.500% — 5.500% 8/16/2023(b)(f)	592,342	482,759
QBS Parent, Inc., 3M USD LIBOR + 4.250% — 4.850% 9/21/2025(b)(f)	2,000,000	1,805,000
Steenbok Lux Finco 2 SARL — 7.875% 12/31/2021(b)	2,047,000	2,376,005
Windstream Corp., 1M USD LIBOR — 7.500% 2/17/2024(b)(f)	232,861	139,716
Windstream Services LLC, 1M USD LIBOR + 6.250% — 7.500% 9/21/2027(b)(f)	260,348	250,584
ZW1L, 3M USD LIBOR + 5.000% — 6.000% 11/16/2022(b)(c)(f)	356,125	353,418
ZW2L, 3M USD LIBOR + 9.000% — 10.000% 11/16/2023(b)(c)(f)	80,127	79,183

TOTAL CORPORATE BANK DEBT (Cost $17,173,704)		$14,079,548

U.S. TREASURY — 0.5%
U.S. Treasury Bills — 0.049% 10/6/2020(d)(Cost $1,583,989)	$1,584,000	$1,583,985

TOTAL BONDS & DEBENTURES — 29.6% (Cost $105,861,800)		$103,920,299

TOTAL INVESTMENT SECURITIES — 81.9% (Cost $265,902,687)		$287,225,214

SHORT-TERM INVESTMENTS — 19.3%
State Street Bank Repurchase Agreement — 0.00% 10/1/2020
(Dated 09/30/2020, repurchase price of $67,550,000, collateralized by $66,932,400 principal amount U.S. Treasury Notes — 1.75% 2022, fair value $68,901,005)	$67,550,000	$67,550,000
TOTAL SHORT-TERM INVESTMENTS (Cost $67,550,000)		$67,550,000

SOURCE CAPITAL, INC.

Portfolio of investments (Continued)

September 30, 2020

(Unaudited)

Fair Value
TOTAL INVESTMENTS — 101.2% (Cost $333,452,687)	$354,775,214
Other Assets and Liabilities, net — (1.2)%	(4,168,557)
NET ASSETS — 100.0% — NOTE 2	$350,606,657

(a)	Non-income producing security.
(b)	Restricted securities. These restricted securities constituted 7.61% of total net assets at September 30, 2020, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund’s Board of Directors.
(c)	Investments categorized as a significant unobservable input (Level 3) (See Note 6 of the Notes to Financial Statements).
(d)	Zero coupon bond. Coupon amount represents effective yield to maturity.
(e)	These securities have been valued in good faith under policies adopted by authority of the Board of Directors in accordance with the Fund's fair value procedures. These securities constituted 4.65% of total net assets at September 30, 2020.
(f)	Variable/Floating Rate Security — The rate shown is based on the latest available information as of September 30, 2020. For Corporate Bank Debt, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(g)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(h)	All or a portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded.

SOURCE CAPITAL, INC.

Portfolio of investments – RESTRICTED SECURITIES

September 30, 2020

(Unaudited)

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
ABG Intermediate Holding 2 LLC, 3M USD LIBOR + 3.500% — 4.500% 9/29/2024	03/06/2020	$333,923	$334,063	0.10%
ABG Intermediate Holding 2 LLC, 1M USD LIBOR + 5.250% — 6.250% 9/29/2024	07/15/2020	210,848	213,840	0.06%
Altaba Escrow	09/27/2019	1,293,263	3,203,505	0.92%
BJ Services Inc., 3M USD LIBOR + 7.000% — 8.500% 1/3/2023	01/28/2019	1,085,531	922,133	0.26%
Epic Games, Inc.	06/25/2020	2,499,525	2,499,525	0.71%
Frontier Communications Corp., 1M USD LIBOR + 2.000% — 5.250% 3/15/2024	12/10/2019	(2,230)	(836)	(0.00)%
General Nutrition Centers, Inc., 1M USD LIBOR + 9.000% — 10.000% 12/23/2020	12/21/2018	890,918	868,725	0.25%
JC Penney Corp., Inc., 3M USD LIBOR + 4.250% — 5.250% 6/23/2023	10/05/2017, 10/06/2017, 10/11/2017, 10/19/2018, 11/27/2018	459,576	144,930	0.04%
JC Penney Corp., Inc., 1M USD LIBOR + 11.750% — 5.250% 6/23/2023	06/08/2020	185,995	233,826	0.07%
Logix Holding Co. LLC, 1M USD LIBOR + 5.750% — 6.750% 12/22/2024	08/11/2017	288,237	266,807	0.08%
MB2LTL, 3M USD LIBOR + 9.250% — 10.250% 11/30/2023	12/02/2016, 01/31/2017	182,504	182,793	0.05%
McDermott International Ltd.	07/01/2020	1,329,685	503,259	0.14%
McDermott International, Inc., 1M USD LIBOR + 0.000% — 6.335% 5/10/2023	11/12/2019	(108,150)	(138,600)	(0.04)%
McDermott Super Senior Exit LC 6/30/2024	02/28/2020	(62,846)	(569,360)	(0.16)%
McDermott Technology Americas, Inc., 1M USD LIBOR 6/30/2024	07/01/2020	141,919	122,050	0.03%
McDermott Technology Americas, Inc., 1M USD LIBOR + 1.000% — 1.150% 6/30/2025	07/01/2020	2,912,922	887,751	0.25%
Mediaco Holding, Inc. Class A, 6.400% — 8.400% 11/25/2024	11/25/2019, 12/12/2019, 12/13/2019,12/18/2019, 08/27/2020	3,667,701	3,301,918	0.95%
MSD Real Estate Credit Opportunities Fund	06/11/2020	668,218	712,024	0.20%
Nebari Naturall Resources Credit Fund I LP	08/18/2020	1,469,854	1,519,028	0.43%
OTGTL, 3M USD LIBOR + 9.000% — 10.000% 8/23/2021	08/26/2016, 02/28/2017, 05/26/2017, 06/14/2017, 08/30/2017, 11/30/2017, 01/26/2018, 03/08/2018, 05/09/2018, 05/15/2018, 06/13/2018, 07/13/2018, 08/17/2018, 10/10/2018	671,910	604,238	0.17%
PHI Group, Inc.,	08/19/2019	210,879	193,655	0.06%
PHI Group, Inc., Restricted	08/19/2019	479,828	418,622	0.12%
PHI, Inc., 6M USD LIBOR + 7.000% — 8.000% 9/4/2024	12/05/2019	1,159,726	1,164,709	0.33%
Polyconcept North America Holdings, Inc., 3M USD LIBOR + 4.500% — 5.500% 8/16/2023	11/18/2019	587,628	482,759	0.14%

SOURCE CAPITAL, INC.

Portfolio of investments – RESTRICTED SECURITIES (Continued)

September 30, 2020

(Unaudited)

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
QBS Parent, Inc., 3M USD LIBOR + 4.250% — 4.850% 9/21/2025	04/13/2020	$1,600,000	$1,805,000	0.51%
Silverpeak Credit Opportunities Onshore Fund LP	11/18/2019, 05/29/2020, 08/20/2020	3,317,008	3,213,590	0.92%
Silverpeak Special Situations	09/25/2020	400,000	400,000	0.11%
Steenbok Lux Finco 2 SARL — 7.875% 12/31/2021	03/26/2020	2,006,730	2,376,005	0.68%
Windstream Corp., 1M USD LIBOR — 7.500% 2/17/2024	01/07/2020	222,764	139,716	0.04%
Windstream Services LLC, 1M USD LIBOR + 6.250% — 7.500% 9/21/2027	08/11/2020	249,946	250,584	0.07%
ZW1L, 3M USD LIBOR + 5.000% — 6.000% 11/16/2022	11/17/2016	354,712	353,418	0.10%
ZW2L, 3M USD LIBOR + 9.000% — 10.000% 11/16/2023	11/17/2016	79,486	79,183	0.02%
TOTAL RESTRICTED SECURITIES		$28,788,010	$26,688,860	7.61%

See Notes to Financial Statements.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day. If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter ("OTC") market more accurately reflects the securities’ value in the judgment of the Fund's officers, are valued at the most recent bid price. However, most fixed income securities are generally valued at prices obtained from pricing vendors and brokers. Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. These assumptions consider inputs such as proprietary pricing models, cash flows, prepayments, defaults, and collateral The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund's investments as of September 30, 2020:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Internet Media	$35,792,811	—	—	$35,792,811
Cable & Satellite	18,355,818	—	—	18,355,818
Semiconductor Devices	18,327,364	—	—	18,327,364
Cement & Aggregates	10,095,757	—	—	10,095,757
P&C Insurance	7,701,297	—	—	7,701,297
Electrical Components	7,646,103	—	—	7,646,103
Diversified Banks	7,553,531	—	—	7,553,531
Industrial Distribution & Rental	7,402,903	—	—	7,402,903
Investment Companies	7,040,987	—	—	7,040,987
Application Software	3,361,252	—	$2,499,525	5,860,777
Infrastructure Software	4,674,795	—	—	4,674,795
Internet Based Services	4,377,630	—	—	4,377,630
Insurance Brokers	4,291,246	—	—	4,291,246
Base Metals	4,280,004	—	—	4,280,004
Banks	4,242,097	—	—	4,242,097
Midstream - Oil & Gas	3,713,352	—	—	3,713,352
Railroad Rolling Stock	3,639,967	—	—	3,639,967
Medical Equipment	2,787,163	—	—	2,787,163
Hotels, Restaurants & Leisure	2,727,962	—	—	2,727,962
E-Commerce Discretionary	2,727,253	—	—	2,727,253
Apparel, Footwear & Accessory Design	2,334,089	—	—	2,334,089
Telecom Carriers	2,189,763	—	—	2,189,763
Commercial & Residential Building Equipment & Systems	2,169,671	—	—	2,169,671
Real Estate Owners & Developers	1,385,425	—	—	1,385,425
Integrated Utilities	1,077,719	—	—	1,077,719
Food & Drug Stores	745,747	—	—	745,747
Energy	—	—	612,277	612,277
Oil & Gas Services & Equipment	—	—	503,259	503,259
Limited Partnerships	—	—	5,844,642	5,844,642
Closed End Fund	—	—	3,203,506	3,203,506
Commercial Mortgage-Backed Securities
Agency	—	$1,312,314	—	1,312,314
Agency Stripped	—	3,306,561	—	3,306,561
Non-Agency	—	6,464,509	—	6,464,509
Residential Mortgage-Backed Securities
Agency Collateralized Mortgage Obligation	—	3,426,442	—	3,426,442
Agency Pool Fixed Rate	—	379,937	—	379,937
Non-Agency Collateralized Mortgage Obligation	—	8,476,254	124,723	8,600,977
Asset-Backed Securities
Auto	—	5,474,530	—	5,474,530
Collateralized Loan Obligation	—	21,496,083	758,000	22,254,083
Credit Card	—	2,007,733	—	2,007,733
Equipment	—	7,934,188	428,790	8,362,978
Other	—	5,511,135	—	5,511,135
Corporate Bonds & Notes	—	21,155,567	—	21,155,567
Corporate Bank Debt	—	9,205,225	4,874,323	14,079,548
U.S. Treasury	—	1,583,985	—	1,583,985
Short-Term Investment	—	67,550,000	—	67,550,000
	$170,641,706	$165,284,463	$18,849,045	$354,775,214

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2020:

Investments	Beginning Value at December 31, 2019	Net Realized and Unrealized Gains (Losses)*	Purchases	(Sales)	Gross Transfers In/(Out)	Ending Value at September 30, 2020	Net Change in Unrealized Appreciation (Depreciation) related to Investments held at September 30, 2020
Residential Mortgage- Backed Securities Non- Agency Collateralized Mortgage Obligation	$1,121,175	$(328)	—	$(726,488)	$(269,636)	$124,723	—
Asset-Backed Securities Collateralized Loan Obligation	—	—	$758,000	—	—	758,000	—
Asset-Backed Securities Equipment	579,343	(104,673)	—	(45,880)	—	428,790	$(104,704)
Corporate Bank Debt	9,707,633	(887,693)	5,768,103	(9,713,720)	—	4,874,323	(1,110,516)
Common Stocks Application Software	—	—	2,499,525	—	—	2,499,525	—
Common Stocks Energy	548,938	63,339	—	—	—	612,277	63,339
Common Stocks Oil & Gas Services & Equipment	—	(826,426)	1,329,685	—	—	503,259	(826,426)
Limited Partnerships	2,445,508	(10,438)	3,616,247	(206,675)	—	5,844,642	(10,437)
Closed End Fund	2,871,422	332,084	—	—	—	3,203,506	332,084
	$17,274,019	(1,434,135)	13,971,560	(10,692,763)	(269,636)	18,849,045	(1,656,660)

* Net realized and unrealized gains (losses) are included in the related amounts in the statement of operations.

Level 3 Valuation Process: Investments classified within Level 3 of the fair value hierarchy are valued by the Adviser in good faith under procedures adopted by authority of the Fund’s Board of Directors. The Adviser employs various methods to determine fair valuations including regular review of key inputs and assumptions, and review of related market activity, if any. However, there are generally no observable trade activities in these securities. The Adviser reports to the Board of Directors at their regularly scheduled quarterly meetings, or more often if warranted. The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used. When appropriate, the Adviser will recommend changes to the procedures and process employed. The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment. Transfers of investments between different levels of the fair value hierarchy are recorded at fair value as of the end of the reporting period.

There were transfers of $394,358 out of Level 3 into Level 2 and $124,723 out of Level 2 into Level 3 during the period ended September 30, 2020.

The following table summarizes the quantitative inputs and assumptions used for items categorized as items categorized as Level 3 of the fair value hierarchy as of September 30, 2020:

Financial Assets	Fair Value at September 30, 2020	Valuation Technique(s)	Unobservable Inputs	Price/Range
Common Stock - Application Software	$2,499,525	Restricted Assets (e)	Quotes/Prices	$575.00

Common Stock - Energy	$612,277	Recent Trade Activity (a)	Quotes/Prices	$7.25

Common Stock - Oil & Gas Services & Equipment	$503,259	Pricing Model (e)	Discount	$1.00

Closed-End Fund	$3,203,506	Restricted Assets (a)	Quotes/Prices	$22.53

Residential Mortgage-Backed Securities - Non-Agency Collateralized Mortgage Obligation	$124,723	Third-Party Broker Quote (b)	Quotes/Prices	$99.78

Asset-Backed Securities - Collateralized Loan Obligation	$758,000	Recent Trade Activity (g)	Cost	$100.00

Asset-Backed Securities - Equipment	$428,790	Third-Party Broker Quote (b)	Quotes/Prices	$79.00

Corporate Bank Debt	$1,219,632	Pricing Vendor	Prices	$89.48 - $99.34
	$4,224,051	Pricing Model (c)	Amortized Cost	$84.41 - $89.25
			Liqudity Discount	10%
	$(569,360)	Pricing Model (f)	Quotes/Prices	$92.00

Limited Partnerships	$5,844,642	NAV as Practical Expedient (d)	N/A	$92.49 - $101.46

(a)	The fair value is based on the recent trade activity obtained from market makers in this security.
(b)	The Third Party Broker Quote technique involves obtaining an independent third-party broker quote for the security
(c)	The Pricing Model technique for Level 3 securities involves amortized cost and the application of a discount for lack of liquidity. The discount reflects the current market expectation of discount needed in order to effect a transaction in a timely manner.
(d)	No adjustments were made to the NAV provided by the administrator of the Limited Partnerships. Adjustments to the NAV would be considered if the practical expedient NAV was not as of Fund's measurement date; it was probable that the Limited Partnerships would be sold at a value materially different than the reported expedient NAV; or it was determined in accordance with the Fund's valuation procedures that the Limited Partnerships are not being reported at fair value.
(e)	The fair value of the investment is based on observable market prices and independent third-party broker quotes, discounted for average daily trading volume.
(f)	The Pricing Model technique for Level 3 securities involves recently quoted funding prices of the security.
(g)	The significant unobservable inputs used in the fair value measurement are based on the most recent trade executed by the Fund.

NOTE 2 — Federal Income Tax

The cost of investment securities held at September 30, 2020 (excluding short-term investments), was $268,594,258 for federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$44,267,377
Gross unrealized depreciation:	(25,636,421)
Net unrealized appreciation:	$18,630,956